CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
(Loss) / Profit before tax	$ (6,037)	$ 15,741	$ 16,205
Adjustments for:
Interest expense	12,346	9,988	12,885
Equity in losses (earnings) of investees	7,874	(1,783)	164
Deferred income taxes	(793)	(578)	(1,341)
Share-based payment expenses	1,885	1,885	1,476
Gain on disposal of assets and investment	(1,253)	(6,868)	(3,564)
Depreciation and amortization expense	11,839	9,308	7,259
Impairment of goodwill, tangible assets, intangible assets and other investments	6,483	0	0
Bad debt expense	1,355	3,673	1,492
Write-downs / (reversals) for inventories obsolescence	1,898	1,275	(355)
Pension contributions (operating cash) not expensed through profit and loss	(2,024)	(5,386)	0
Fair value (gain)/loss	37	300	155
Other non-cash items	0	(16)	(880)
Changes in:
Accounts receivable and other receivables	(34,989)	(5,921)	(8,353)
Inventories	(7,617)	(8,659)	2,770
Income tax payable	2,368	1,538	(967)
Accounts payable and other payables	8,645	8,897	13,982
Transfer of fixed assets to held for sale	0	0	(3,414)
Derivative assets and liabilities	3,813	(165)	(2,370)
Other	0	(2,335)	(391)
Adjustments to reconcile profit (loss)	5,830	20,894	34,753
Interest paid	(8,890)	(6,597)	(8,448)
Income tax paid	(8,863)	(7,425)	(9,321)
Net cash provided by/(used in) operating activities	(11,923)	6,872	16,984
Cash flows from investing activities:
Cash paid for purchase of investments	(865)	(1,978)	(7,853)
Prepayment to non-controlling interest	0	0	(12,297)
Proceeds from finance receivables	0	0	723
Acquisition of property, plant and equipment and other assets	(11,342)	(9,251)	(21,154)
Acquisition of intangible assets	(6,163)	(3,926)	(2,202)
Proceeds from sales of investments	79	3,156	6,497
Proceeds from disposal of property, plant and equipment and other assets	2,448	15,947	13,340
Net cash provided by / (used in) investing activities	(15,843)	3,948	(22,946)
Cash flows from financing activities:
Proceeds from external borrowings	70,960	28,433	29,155
Repayment of external borrowings	(32,306)	(30,892)	(17,136)
Proceeds from shareholder's loan	0	4,148	4,201
Proceeds from related party's loan	2,450	10,000	0
Repayment of shareholder's loan	0	(4,201)	(2,446)
Repurchase of shares	0	(281)	0
Dividends paid to non-controlling interests	(10,761)	(10,713)	(9,783)
Net cash provided by/(used in) financing activities	30,343	(3,506)	3,991
Effect of exchange rate changes on cash and cash equivalents	(1,403)	230	417
Net increase / (decrease) in cash and cash equivalents	1,174	7,544	(1,554)
Cash and cash equivalents at the beginning of year	15,876	8,332	9,886
Cash and cash equivalents at the end of year	$ 17,050	$ 15,876	$ 8,332